Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000217971
Shareholder Report [Line Items]
Fund Name	Dividend Growth ETF
Trading Symbol	TDVG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dividend Growth ETF (the "fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period in an extremely narrow market, with returns buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  The following contributed most to the portfolio’s performance, relative to the S&P 500 Index, during the reporting period: an overweight allocation and stock selection in financials, with strength in the banks industry and consumer finance industry.

  The following detracted most from portfolio performance, relative to the benchmark, during the reporting period: stock selection in information technology and an underweight allocation to the sector, stock selection in consumer discretionary, and an underweight allocation in communication services. A handful of names that do not meet our dividend growth criteria and thus are not in our investable universe led returns in these sectors.

  The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund will normally invest at least 65% of its total assets in the common stocks of dividend-paying companies that we expect to increase their dividends over time and also provide long-term appreciation. Our in-house research team looks for stocks with sustainable, above-average growth in earnings and dividends, and we attempt to buy them when they are temporarily out of favor or undervalued by the market.

Line Graph [Table Text Block]
	Fund (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
8/4/20	10,000	10,000	10,000
9/30/20	10,151	10,206	10,201
12/31/20	11,352	11,705	11,440
3/31/21	11,917	12,448	12,146
6/30/21	12,776	13,473	13,185
9/30/21	12,851	13,460	13,262
12/31/21	14,314	14,708	14,724
3/31/22	13,625	13,932	14,047
6/30/22	12,118	11,605	11,785
9/30/22	11,610	11,087	11,210
12/31/22	12,880	11,883	12,057
3/31/23	13,115	12,737	12,961
6/30/23	13,752	13,805	14,094
9/30/23	13,282	13,356	13,633
12/31/23	14,643	14,968	15,227
3/31/24	15,834	16,467	16,834
6/30/24	16,078	16,997	17,555
9/30/24	17,147	18,056	18,589
12/31/24	16,629	18,531	19,037

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 8/4/20
Dividend Growth ETF (Based on Net Asset Value)	13.56%	12.23%
Russell 3000 Index (Regulatory Benchmark)	23.81%	15.02%
S&P 500 Index (Strategy Benchmark)	25.02%	15.73%

Performance Inception Date	Aug. 04, 2020
AssetsNet	$ 747,517,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 2,857
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$747,517 Number of Portfolio Holdings101 Investment Advisory Fees Paid (000s)$2,857 Portfolio Turnover Rate14.0%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.5%
Financials	18.9
Industrials & Business Services	16.8
Health Care	14.1
Consumer Staples	8.4
Consumer Discretionary	6.8
Energy	4.8
Materials	3.5
Utilities	3.0
Other	4.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	5.9%
Apple	5.8
Visa	2.7
JPMorgan Chase	2.6
Chubb	2.2
GE Aerospace	1.9
Marsh & McLennan	1.8
Eli Lilly	1.7
Walmart	1.7
UnitedHealth Group	1.6

Material Fund Change [Text Block]